Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2024
Net Loss Per Share Attributable to Ordinary Shareholders [Abstarct]
Schedule of Basic and Diluted Net Loss per Share Attributable to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year ended December 31
	2024	2023
Numerator:
Net loss attributable to ordinary shareholders, basic and diluted	$53,182	$79,267
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	12,927,717	4,356,665
Net loss per share attributable to ordinary shareholders, basic and diluted	$4.11	$18.19